LEASES	6 Months Ended
Jun. 30, 2025
LEASES
LEASES

13. LEASES

As of December 31, 2024 and June 30, 2025, the Group had operating leases recorded on its condensed consolidated balance sheets for certain office spaces that expire on various dates through 2027. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2024 and June 30, 2025 is as follows:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Assets
Operating lease right-of-use assets	283,645	214,556
Liabilities
Current portion of operating lease liabilities	141,341	125,851
Operating lease liabilities	142,304	88,705
Weighted average remaining lease term (years)	2.2	1.8
Weighted average discount rate	3.9%	3.9%

Information related to operating lease activity during the six months ended June 30, 2024 and 2025 is as follows:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	109,251	70,021
Expense for short-term leases within 12 months	6,778	27,275
Interest of lease liabilities	6,889	5,012
	122,918	102,308

Maturities of lease liabilities were as follows:

	As of December 31,	As of June 30,
	2024	2025
	US$
Remainder of 2025	149,975	75,300
2026	93,734	94,124
2027	53,116	53,337
Total undiscounted lease payments	296,825	222,761
Less: imputed interest	(13,180)	(8,205)
Total lease liabilities	283,645	214,556